Benefit plans and stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2018
Birks Stock Option Plan [Member]
Summary of Activity of Stock Option Plans and Arrangements

The following is a summary of the activity of Birks’ stock option plans and arrangements.

	Options	Weighted average exercise price
Outstanding March 28, 2015	441,162	$1.15
Granted	235,000	0.78
Forfeited	(10,000)	1.10

Outstanding March 26, 2016	666,162	1.02
Granted	218,000	1.43
Forfeited	(10,000)	0.78

Outstanding March 25, 2017	874,162	1.13
Equity cash-out payment(a)	(60,000)	1.08
Forfeited	(496)	1.05

Outstanding March 31, 2018	813,666	$1.13

(a)

In connection with the Aurum Transaction, the Company offered an equity cash-out payment of $42,000 to a former senior executive for 35,000 options under the Long-term incentive plan and 25,000 options under the Omnibus LTIP.

Summary of Status of Stock Options

A summary of the status of Birks’ stock options at March 31, 2018 is presented below:

	Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$ 0.78	205,000	7.5	$0.78	136,663	$0.78
$ 0.84	100,000	5.1	0.84	100,000	0.84
$ 0.89	40,000	4.6	0.89	40,000	0.89
$ 1.04-1.05	155,666	3.7	1.04	155,816	1.04
$ 1.25-1.66	70,000	4.2	1.48	70,000	1.48
$ 1.43	193,000	8.7	1.43	64,331	1.43
$ 1.94	50,000	6.8	1.94	50,000	1.94

	813,666	7.2	$1.13	616,810	$1.10

Mayors Stock Option Plan [Member]
Summary of Stock Option Activity

The following is a summary of the activity of Mayors stock option plans:

	Options	Weighted average exercise price
Outstanding March 28, 2015	926	$1.05
Expired	(299)	1.05

Outstanding March 26, 2016 and March 25, 2017	627	1.05
Settled in cash	(586)	1.05

Outstanding March 31, 2018	41	1.05